INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 5 — INCOME TAXES
As of March 31, 2022, Nerdy Inc. holds 53.0% of the economic interest in Nerdy LLC (see Note 3), which is treated as a partnership for U.S. federal income tax purposes. As a partnership, Nerdy LLC is generally not subject to U.S. federal income tax under current U.S. tax laws as its net taxable income (loss) and any related tax credits are passed through to its members and included in their tax returns, even though such net taxable income (loss) or tax credits may not have actually been distributed. Nerdy Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its 53.0% distributive share of the net taxable income (loss) and any related tax credits of Nerdy LLC. Nerdy Inc. is also subject to taxes in foreign jurisdictions. The taxes related to these foreign jurisdictions were immaterial for the three months ended March 31, 2022. The Company continues to maintain a full valuation allowance against the deferred tax assets at Nerdy Inc. as of March 31, 2022.
The effective tax rate for the three months ended March 31, 2022 was (0.04)%, which differed significantly from the statutory rates primarily due to changes in the valuation allowance and income tax benefit attributable to the NCI. Income tax expense reported for the three months ended March 31, 2022 represents amounts owed to state authorities.
For periods prior to the Reverse Recapitalization, Nerdy LLC was a partnership. As such, its net taxable income (loss) and any related tax credits were allocated to its members.

NOTE 7—INCOME TAXES
As of December 31, 2021, Nerdy Inc. holds 52.9% of the economic interest in Nerdy LLC (see Notes 1 and 5), which is treated as a partnership for U.S. federal income tax purposes. As a partnership, Nerdy LLC is itself generally not subject to U.S. federal income tax under current U.S. tax laws as its net taxable income (loss) and any related tax credits are passed through to its members and included in their tax returns, even though such net taxable income (loss) or tax credits may not have actually been distributed. Nerdy Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of the net taxable income (loss) and any related tax credits of Nerdy LLC. Nerdy Inc. is also subject to taxes in foreign jurisdictions. The taxes related to these foreign jurisdictions were immaterial for the period beginning September 21, 2021 and ending December 31, 2021. For the days and periods prior to the Reverse Recapitalization, Nerdy LLC was a partnership. As such, its net taxable loss and any related tax credits were allocated to its members. The period as of and for the year ended December 31, 2021 discussed below represents the period beginning September 21, 2021 and ending December 31, 2021.

The expense for income taxes for the year ended December 31, 2021 consisted of the following:

Year Ended December 31, 2021
Current:
Federal	$—
State and local	40

40

Deferred:
Federal	—
State and local	—

—

Income tax expense	$40

Loss before income taxes after the Reverse Recapitalization	$(7,093)
Effective income tax rate	(0.6)%
Income tax expense recorded during the year ended December 31, 2021 represents amounts owed to state authorities due to the change in corporate taxpayer status following the Reverse Recapitalization.
A reconciliation of income tax expense with amounts computed at the federal statutory tax rate is as follows:

Year Ended December 31, 2021
Computed tax (21%)	$(1,489)
Partnership outside basis adjustments	(8,827)
Income tax benefit attributable to NCI	797
Change in valuation allowance	9,812
State income tax benefit, net of effect on federal tax	(190)
Other, net (none in excess of 5% of computed tax)	(63)

Income tax expense	$40

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Non-current
deferred tax assets (liabilities) were as follows:

	December 31, 2021
	Assets	Liabilities	Net
Investment in Nerdy LLC (a)	$54,527	$—	$54,527
Net operating loss and credit carryforwards	5,829	—	5,829
Other items	127	—	127

Total gross deferred income taxes	60,483	—	60,483
Valuation allowance	(60,483)	—	(60,483)

Total deferred taxes	$—	$—	$—

(a)
The Company’s deferred tax asset for investment in partnership relates to excess tax outside basis over financial reporting outside basis in Nerdy LLC, which is treated as a partnership for U.S. federal income tax purposes.

The Company has assessed the realizability of the net deferred tax assets, and in that analysis, has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. In making such a determination, the Company considered all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent results of operations. A significant piece of objective negative evidence evaluated was the cumulative loss incurred by Nerdy LLC over the three year period ended December 31, 2021. Such objective evidence limits the ability to consider other subjective evidence, such as projections for future growth. After consideration of all these factors, the Company has recorded a full valuation allowance against the deferred tax assets at Nerdy Inc. as of the Closing Date of the Reverse Recapitalization and as of December 31, 2021, which will be maintained until there is sufficient evidence to support the reversal of all or some portion of these allowances. The initial recognition of the Company’s deferred tax assets and valuation allowance in connection with the Reverse Recapitalization was recorded to “Additional paid-in
capital” on the Consolidated Balance Sheet. As noted above, the valuation allowance completely offset the deferred tax assets of Nerdy Inc., which resulted in a net zero impact to the Company’s consolidated balance sheet as of the Closing Date of the Reverse Recapitalization.
The following table summarizes changes to the Company’s valuation allowance for the year ended December 31, 2021.

Year Ended December 31, 2021
Balance, beginning of year	$—
Reverse Recapitalization (a)	(50,671)
Change in valuation allowance	(9,812)

Balance, end of year	$(60,483)

(a)	The initial recognition of the Company’s valuation allowance in connection with the Reverse Recapitalization was recorded to “Additional paid-in capital” on the Consolidated Balance Sheet.
As of December 31, 2021, the Company had U.S. federal net operating loss (“NOL”) and credit carryforwards totaling $5,244, which have expiration dates ranging from 2035 to extending indefinitely without expiration, as well as state NOL carryforwards totaling $585, which have various expiration dates extending through 2041.
The Company recognizes the financial statement effects of uncertain income tax positions when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. To the extent the Company’s assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made. As of December 31, 2021, the Company has not recorded any uncertain tax positions, as well as any accrued interest and penalties on the Consolidated Balance Sheet. During the year ended December 31, 2021, the Company did not record any interest and penalties in the Consolidated Statement of Operations.
The Company’s income tax filings will be subject to audit by various taxing jurisdictions. The Company will monitor the status of U.S. federal, state and local income tax returns that may be subject to audit in future periods. No U.S. federal, state, and local income tax returns are currently under examination by the respective taxing authorities.